Convertible debt (Details Narrative) - USD ($)						12 Months Ended
	May 27, 2026	Mar. 13, 2026	Nov. 07, 2025	Oct. 08, 2025	Sep. 23, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Convertible notes, payable						$ 59,743,606
Default interest rate						18.00%
Crypto asset collateral						$ 36,611,405
Debt converted amount						$ 28,003,094
Note bears interest rate						6.00%
Redemption percentage						125.00%
Convertible notes, at fair value						$ 38,098,883
Crypto asset collateral						39,430,556
Loss on extinguishment						(4,818,933)
Series A and C Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable			$ 65,000,000	$ 65,000,000	$ 65,000,000
Default interest rate			6.00%	6.00%	6.00%
Maturity date			Nov. 07, 2027	Oct. 08, 2027	Sep. 23, 2027
Series A Notes [Member]
Short-Term Debt [Line Items]
Debt converted amount						8,575,000
Series C Notes [Member]
Short-Term Debt [Line Items]
Debt converted amount						14,010,000
Common Class A [Member]
Short-Term Debt [Line Items]
Debt converted amount						$ 86,207
Series D Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable		$ 250,000
Default interest rate		6.00%
Series D Convertible Notes [Member]
Short-Term Debt [Line Items]
Maturity date		Mar. 13, 2028
Convertible notes, at fair value	$ 43,482,285
Crypto asset collateral	44,493,606
Series C Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes, at fair value	38,663,352
Crypto asset collateral	42,985,000
Series C And D Convertible Notes [Member]
Short-Term Debt [Line Items]
Loss on extinguishment	$ 4,818,933